Revenue	12 Months Ended
Mar. 31, 2019
Revenue [abstract]
Revenue
Revenue

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Subscription revenue	1,693,245	1,434,615	1,239,914
Hardware revenue	241,837	227,752	222,315
Driver training, installation and other revenue	40,781	50,115	77,829
	1,975,863	1,712,482	1,540,058

The impact of adopting IFRS 15 on the Group's revenue from contracts with customers is described in note 2.1.1.1. Due to the transition method chosen by the Group in applying IFRS 15, comparative information has not been restated to reflect the new requirements. The impact of adopting IFRS 15 on the Group's revenue for fiscal 2019 was not material, therefore a reconciliation between the Group's revenue for fiscal 2019 under IAS 18 and IFRS 15 is not disclosed.

Refer to notes 8, 10 and 16 for contract balances from contracts with customers.